Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Acquisitions
The following table presents EQM's acquisitions completed during the three years ended December 31, 2017.

	Acquisition Date	Total Consideration	Cash	Common Units Issued to EQT	GP Units Issued to EQT
	(Thousands, except unit amounts)
NWV Gathering Acquisition (a)	3/17/15	$925,683	$873,183	511,973	178,816
MVP Interest Acquisition (b)	3/30/15	54,229	54,229	—	—
Preferred Interest Acquisition (c)	4/15/15	124,317	124,317	—	—
October 2016 Acquisition (d)	10/13/16	$275,000	$275,000	—	—

(a)
EQT contributed NWV Gathering to EQM Gathering Opco, LLC, an indirect wholly owned subsidiary of EQM. The cash portion of the purchase price was funded with net proceeds from an equity offering of EQM common units and borrowings under EQM's credit facility.

(b)
EQM assumed 100% of the membership interests in MVP Holdco, LLC (MVP Holdco), the owner of the interest (the MVP Interest) in the MVP Joint Venture, which at the time was an indirect wholly owned subsidiary of EQT. The cash payment made represented EQM's reimbursement to EQT for 100% of the capital contributions made by EQT to the MVP Joint Venture as of March 30, 2015. The cash payment was funded by borrowings under EQM's credit facility. See Note 6.

(c)
Pursuant to the NWV Gathering Acquisition contribution and sale agreement, EQM acquired the Preferred Interest from EQT in EES, which at the time was an indirect wholly owned subsidiary of EQT. EES generates revenue from services provided to a local distribution company. The cash payment was funded by borrowings under EQM's credit facility.

In October 2016, the operating agreement of EES was amended to include mandatory redemption of the Preferred Interest at the end of the preference period, which is expected to be December 31, 2034. As a result of this amendment, the accounting for EQM's investment in EES converted from a cost method investment to a note receivable effective October 1, 2016. This conversion did not impact the carrying value of this instrument; however, distributions from EES subsequent to the amendment were recorded partly as a reduction in the Preferred Interest and partly as interest income, which is included in net interest expense in the accompanying statements of combined operations. Distributions received from EES prior to this amendment were included in other income in the accompanying statements of combined operations.

(d)
On October 13, 2016, EQM entered into a Purchase and Sale Agreement with EQT pursuant to which EQM acquired from EQT 100% of the outstanding limited liability company interests of AVC and Rager as well as the Gathering Assets. The closing occurred on October 13, 2016 and was effective on October 1, 2016. The cash payment was funded by borrowings under EQM's credit facility.